Shareholder Report			2 Months Ended	12 Months Ended
	Aug. 05, 2020	Aug. 14, 2015	Oct. 11, 2017	Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type				N-CSR
Amendment Flag				false
Registrant Name				FORUM FUNDS II
Entity Central Index Key				0001576367
Entity Investment Company Type				N-1A
Document Period End Date				Jul. 31, 2025
C000158764
Shareholder Report [Line Items]
Fund Name				ABR Dynamic Blend Equity & Volatility Fund
Class Name				Institutional
Trading Symbol				ABRVX
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about the ABR Dynamic Blend Equity & Volatility Fund for the period of August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the ABR Dynamic Blend Equity & Volatility Fund for the period of August 1, 2024, to July 31, 2025. You can find additional information about the Fund at www.abrdynamicfunds.com/fund-documents/. You can also request this information by contacting us at (855) 422-4518.

Additional Information Phone Number				(855) 422-4518
Additional Information Website				www.abrdynamicfunds.com/fund-documents/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$197	2.00%

Expenses Paid, Amount				$ 197
Expense Ratio, Percent				2.00%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

During the Fund’s fiscal year that ended July 31, 2025, the S&P 500 Index increased 16.33% while volatility dropped 7.60% (measured by the SPVIXSTR Index, an index that measures the result of long exposure to VIX Index futures). For the year, the Fund declined -2.53%.

There were relatively unusual interruptions in the trend toward higher equity prices during the fiscal year. The first was on August 5, 2024, in what has become known as the Yen carry trade unwind. The VIX Index – a measure of volatility on the S&P 500 – increased 136% over 3 days, from 16.36 to 38.57 in the span of the 3 days ending August 5. However, by August 14th, the VIX had already reversed back down below that initial level (to 16.19). August 5 marked the 3rd largest 1-day spike in the history of the VIX Index (65%) and the 2nd largest 1-day spike in the history of VIX futures (42.4%).

December 18, 2024, brought the second largest 1-day spike in the history of the VIX Index (74% from 15.87 to 27.62), although only the 32nd largest spike in VIX futures (16.6%). Once again, the turbulence was over nearly as soon as it began with the VIX Index reversing back down to 14.27 by December 24.

Early April 2025 was also very noteworthy, as a 2-day event. The “Liberation Day” tariff announcement brought the 3rd largest 2-day spike in the VIX Index (111% from 21.51 to 45.31) as well as the 3rd largest 2-day spike in VIX futures (50.2%). Yet again, the reversal back down in volatility was rapid. 3 days later, the S&P 500 rallied 9.52% in a single day, and the VIX Index was back below 25.00 by April 25.

Although the Fund performed well on August 5th, unusually large and rapid turning points generally present particularly unfavorable market conditions for a trend-following model. In each of these instances, especially August and April, the Fund’s systematic model shifted the Fund’s holdings into more long volatility exposure in preparation for a major crash. However, no crashes materialized in the fiscal year, and each of these instances instead brought rapid reversals lower in volatility. The Fund’s model responded to the reversals lower in volatility in relatively quick fashion – shifting the holdings back to more typical exposure levels – mitigating some of the potential loss and resulting in only a small Fund decline in the unusual fiscal year.

Performance Past Does Not Indicate Future [Text]				The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	Institutional Class	S&P 500® Index
8/3/15	$10,000	$10,000
10/31/15	$10,100	$9,965
1/31/16	$9,311	$9,349
4/30/16	$9,744	$10,008
7/31/16	$9,744	$10,591
10/31/16	$9,432	$10,414
1/31/17	$9,940	$11,222
4/30/17	$10,175	$11,801
7/31/17	$10,328	$12,290
10/31/17	$10,461	$12,875
1/31/18	$11,391	$14,186
4/30/18	$10,980	$13,367
7/31/18	$11,201	$14,285
10/31/18	$11,149	$13,821
1/31/19	$10,444	$13,857
4/30/19	$11,167	$15,170
7/31/19	$11,167	$15,426
10/31/19	$10,773	$15,801
1/31/20	$11,368	$16,862
4/30/20	$15,849	$15,301
7/31/20	$16,964	$17,271
10/31/20	$16,136	$17,335
1/31/21	$16,814	$19,771
4/30/21	$18,056	$22,337
7/31/21	$18,525	$23,565
10/31/21	$18,911	$24,774
1/31/22	$18,962	$24,375
4/30/22	$17,166	$22,385
7/31/22	$15,759	$22,472
10/31/22	$15,071	$21,155
1/31/23	$14,951	$22,373
4/30/23	$14,846	$22,981
7/31/23	$15,804	$25,397
10/31/23	$14,083	$23,300
1/31/24	$15,699	$27,030
4/30/24	$15,849	$28,189
7/31/24	$16,912	$31,022
10/31/24	$17,301	$32,158
1/31/25	$17,674	$34,160
4/30/25	$14,787	$31,599
7/31/25	$16,483	$36,088

Average Annual Return [Table Text Block]
	One Year	Five Year	Since Inception 08/3/15
Institutional Class	-2.53%	-0.57%	5.13%
S&P 500® Index	16.33%	15.88%	13.70%

Performance Inception Date				Aug. 03, 2015
No Deduction of Taxes [Text Block]				The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]				The Fund does not seek to replicate the performance of any specific index. The index included in this report is not necessarily representative of the Fund’s investment strategy or objectives. The Fund’s investment decisions are based on its unique investment approach and goals, which may differ significantly from those of the index.
Updated Performance Information Location [Text Block]
AssetsNet				$ 81,203,705
Holdings Count | Holding				0
Advisory Fees Paid, Amount				$ 1,465,672
InvestmentCompanyPortfolioTurnover				0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$81,203,705
# of Portfolio Holdings	-
Portfolio Turnover Rate	0%
Investment Advisory Fees (Net of fees waived)	$1,465,672

Holdings [Text Block]

Asset Class Weightings

(% total net investments)

Value	Value
Other Assets & Liabilities, Net	100.0%

C000158765
Shareholder Report [Line Items]
Fund Name				ABR Dynamic Blend Equity & Volatility Fund
Class Name				Investor
Trading Symbol				ABRTX
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about the ABR Dynamic Blend Equity & Volatility Fund for the period of August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the ABR Dynamic Blend Equity & Volatility Fund for the period of August 1, 2024, to July 31, 2025. You can find additional information about the Fund at www.abrdynamicfunds.com/fund-documents/. You can also request this information by contacting us at (855) 422-4518.

Additional Information Phone Number				(855) 422-4518
Additional Information Website				www.abrdynamicfunds.com/fund-documents/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$222	2.25%

Expenses Paid, Amount				$ 222
Expense Ratio, Percent				2.25%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

During the Fund’s fiscal year that ended July 31, 2025, the S&P 500 Index increased 16.33% while volatility dropped 7.60% (measured by the SPVIXSTR Index, an index that measures the result of long exposure to VIX Index futures). For the year, the Fund declined -2.82%.

There were relatively unusual interruptions in the trend toward higher equity prices during the fiscal year. The first was on August 5, 2024, in what has become known as the Yen carry trade unwind. The VIX Index – a measure of volatility on the S&P 500 – increased 136% over 3 days, from 16.36 to 38.57 in the span of the 3 days ending August 5. However, by August 14th, the VIX had already reversed back down below that initial level (to 16.19). August 5 marked the 3rd largest 1-day spike in the history of the VIX Index (65%) and the 2nd largest 1-day spike in the history of VIX futures (42.4%).

December 18, 2024, brought the second largest 1-day spike in the history of the VIX Index (74% from 15.87 to 27.62), although only the 32nd largest spike in VIX futures (16.6%). Once again, the turbulence was over nearly as soon as it began with the VIX Index reversing back down to 14.27 by December 24.

Early April 2025 was also very noteworthy, as a 2-day event. The “Liberation Day” tariff announcement brought the 3rd largest 2-day spike in the VIX Index (111% from 21.51 to 45.31) as well as the 3rd largest 2-day spike in VIX futures (50.2%). Yet again, the reversal back down in volatility was rapid. 3 days later, the S&P 500 rallied 9.52% in a single day, and the VIX Index was back below 25.00 by April 25.

Although the Fund performed well on August 5th, unusually large and rapid turning points generally present particularly unfavorable market conditions for a trend-following model. In each of these instances, especially August and April, the Fund’s systematic model shifted the Fund’s holdings into more long volatility exposure in preparation for a major crash. However, no crashes materialized in the fiscal year, and each of these instances instead brought rapid reversals lower in volatility. The Fund’s model responded to the reversals lower in volatility in relatively quick fashion – shifting the holdings back to more typical exposure levels – mitigating some of the potential loss and resulting in only a small Fund decline in the unusual fiscal year.

Performance Past Does Not Indicate Future [Text]				The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	InvestorClassFootnote Reference1	S&P 500® Index
8/3/15	$10,000	$10,000
10/31/15	$10,100	$9,965
1/31/16	$9,298	$9,349
4/30/16	$9,731	$10,008
7/31/16	$9,721	$10,591
10/31/16	$9,398	$10,414
1/31/17	$9,896	$11,222
4/30/17	$10,131	$11,801
7/31/17	$10,284	$12,290
10/31/17	$10,406	$12,875
1/31/18	$11,316	$14,186
4/30/18	$10,863	$13,367
7/31/18	$11,073	$14,285
10/31/18	$11,010	$13,821
1/31/19	$10,305	$13,857
4/30/19	$11,017	$15,170
7/31/19	$11,006	$15,426
10/31/19	$10,623	$15,801
1/31/20	$11,197	$16,862
4/30/20	$15,602	$15,301
7/31/20	$16,685	$17,271
10/31/20	$15,867	$17,335
1/31/21	$16,522	$19,771
4/30/21	$17,727	$22,337
7/31/21	$18,171	$23,565
10/31/21	$18,545	$24,774
1/31/22	$18,582	$24,375
4/30/22	$16,804	$22,385
7/31/22	$15,417	$22,472
10/31/22	$14,739	$21,155
1/31/23	$14,603	$22,373
4/30/23	$14,498	$22,981
7/31/23	$15,417	$25,397
10/31/23	$13,729	$23,300
1/31/24	$15,312	$27,030
4/30/24	$15,447	$28,189
7/31/24	$16,472	$31,022
10/31/24	$16,849	$32,158
1/31/25	$17,199	$34,160
4/30/25	$14,373	$31,599
7/31/25	$16,008	$36,088

Average Annual Return [Table Text Block]
	One Year	Five Year	Since Inception 08/3/15
Investor ClassFootnote Reference1	-2.82%	-0.83%	4.82%
S&P 500® Index	16.33%	15.88%	13.70%

Performance Inception Date		Aug. 14, 2015		Aug. 03, 2015
No Deduction of Taxes [Text Block]				The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]				The Fund does not seek to replicate the performance of any specific index. The index included in this report is not necessarily representative of the Fund’s investment strategy or objectives. The Fund’s investment decisions are based on its unique investment approach and goals, which may differ significantly from those of the index.
Updated Performance Information Location [Text Block]
AssetsNet				$ 81,203,705
Holdings Count | Holding				0
Advisory Fees Paid, Amount				$ 1,465,672
InvestmentCompanyPortfolioTurnover				0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$81,203,705
# of Portfolio Holdings	-
Portfolio Turnover Rate	0%
Investment Advisory Fees (Net of fees waived)	$1,465,672

Holdings [Text Block]

Asset Class Weightings

(% total net investments)

Value	Value
Other Assets & Liabilities, Net	100.0%

C000193875
Shareholder Report [Line Items]
Fund Name				ABR 50/50 Volatility Fund
Class Name				Institutional
Trading Symbol				ABRSX
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about the ABR 50/50 Volatility Fund for the period of August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the ABR 50/50 Volatility Fund for the period of August 1, 2024, to July 31, 2025. You can find additional information about the Fund at www.abrdynamicfunds.com/fund-documents/. You can also request this information by contacting us at (855) 422-4518.

Additional Information Phone Number				(855) 422-4518
Additional Information Website				www.abrdynamicfunds.com/fund-documents/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$248	2.50%

Expenses Paid, Amount				$ 248
Expense Ratio, Percent				2.50%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

During the Fund’s fiscal year that ended July 31, 2025, the S&P 500 Index increased 16.33% while volatility dropped 7.60% (measured by the SPVIXSTR Index, an index that measures the result of long exposure to VIX Index futures), and long-dated US Treasuries were down 4.20% (measured by the LT11TRUU Index, an index which measures the result of exposure to 20+ year US Treasuries). For the year, the Fund declined -1.38%.

There were relatively unusual interruptions in the trend toward higher equity prices during the fiscal year. The first was on August 5, 2024, in what has become known as the Yen carry trade unwind. The VIX Index – a measure of volatility on the S&P 500 – increased 136% over 3 days, from 16.36 to 38.57 in the span of the 3 days ending August 5. However, by August 14th, the VIX had already reversed back down below that initial level (to 16.19). August 5 marked the 3rd largest 1-day spike in the history of the VIX Index (65%) and the 2nd largest 1-day spike in the history of VIX futures (42.4%).

December 18, 2024, brought the second largest 1-day spike in the history of the VIX Index (74% from 15.87 to 27.62), although only the 32nd largest spike in VIX futures (16.6%). Once again, the turbulence was over nearly as soon as it began with the VIX Index reversing back down to 14.27 by December 24.

Early April 2025 was also very noteworthy, as a 2-day event. The “Liberation Day” tariff announcement brought the 3rd largest 2-day spike in the VIX Index (111% from 21.51 to 45.31) as well as the 3rd largest 2-day spike in VIX futures (50.2%). Yet again, the reversal back down in volatility was rapid. 3 days later, the S&P 500 rallied 9.52% in a single day, and the VIX Index was back below 25.00 by April 25.

Unusually large and rapid turning points generally present particularly unfavorable market conditions for a partially trend-following model. In each of these instances, especially April, the Fund’s systematic model shifted some of the Fund’s holdings toward long volatility exposure in preparation for a continued uptrend in volatility. However, no high volatility crashes materialized in the fiscal year, and each of these instances instead brought rapid reversals lower in volatility. The Fund’s model responded to the reversals lower in volatility in relatively quick fashion – shifting the holdings back to more typical exposure levels – mitigating some of the potential loss and resulting in only a small Fund decline in the unusual fiscal year. The mean reversion aspects of the Adviser’s short volatility model also served to mitigate some potential losses.

Performance Past Does Not Indicate Future [Text]				The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	Institutional Class	S&P 500® Index	FTSE 3-Month U.S. T-Bill Index
10/2/17	$10,000	$10,000	$10,000
10/31/17	$10,190	$10,194	$10,008
1/31/18	$10,239	$11,232	$10,038
4/30/18	$7,412	$10,583	$10,076
7/31/18	$7,876	$11,310	$10,123
10/31/18	$6,856	$10,943	$10,175
1/31/19	$6,735	$10,972	$10,235
4/30/19	$7,611	$12,011	$10,296
7/31/19	$8,621	$12,214	$10,359
10/31/19	$9,867	$12,510	$10,414
1/31/20	$10,243	$13,351	$10,458
4/30/20	$8,980	$12,115	$10,493
7/31/20	$8,769	$13,674	$10,500
10/31/20	$7,828	$13,725	$10,503
1/31/21	$9,389	$15,653	$10,506
4/30/21	$12,089	$17,686	$10,507
7/31/21	$13,203	$18,658	$10,508
10/31/21	$14,566	$19,615	$10,509
1/31/22	$13,337	$19,299	$10,510
4/30/22	$10,376	$17,723	$10,516
7/31/22	$9,984	$17,792	$10,539
10/31/22	$9,258	$16,749	$10,601
1/31/23	$11,288	$17,714	$10,707
4/30/23	$11,735	$18,195	$10,830
7/31/23	$12,890	$20,108	$10,972
10/31/23	$11,549	$18,448	$11,125
1/31/24	$13,636	$21,401	$11,281
4/30/24	$13,654	$22,319	$11,434
7/31/24	$14,790	$24,561	$11,592
10/31/24	$14,138	$25,461	$11,747
1/31/25	$15,998	$27,046	$11,886
4/30/25	$11,820	$25,019	$12,013
7/31/25	$14,587	$28,573	$12,146

Average Annual Return [Table Text Block]
	One Year	Five Year	Since Inception 10/2/17
Institutional Class	-1.38%	10.71%	4.94%
S&P 500® Index	16.33%	15.88%	14.35%
FTSE 3-Month U.S. T-Bill Index	4.78%	2.96%	2.52%

Performance Inception Date				Oct. 02, 2017
No Deduction of Taxes [Text Block]				The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]				Effective July 30, 2024, the Fund changed its primary benchmark index from the FTSE 3-Month U.S. T-Bill Index to the S&P 500® Index due to regulatory requirements. The Fund retained the FTSE 3-Month U.S. T-Bill Index as a secondary benchmark because the FTSE 3-Month U.S. T-Bill Index more closely aligns with typical points of comparison for alternative investments. The Fund does not seek to replicate the performance of any specific index. The indices included in this report are not necessarily representative of the Fund’s investment strategy or objectives. The Fund’s investment decisions are based on its unique investment approach and goals, which may differ significantly from those of indices used for comparison.
Prior Market Index Comparison [Text Block]				The Fund retained the FTSE 3-Month U.S. T-Bill Index as a secondary benchmark
Updated Performance Information Location [Text Block]
AssetsNet				$ 37,310,251
Holdings Count | Holding				6
Advisory Fees Paid, Amount				$ 869,171
InvestmentCompanyPortfolioTurnover				1292.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$37,310,251
# of Portfolio Holdings	6
Portfolio Turnover Rate	1292%
Investment Advisory Fees (Net of fees waived)	$869,171

Holdings [Text Block]

Asset Class Weightings

(% total net investments)

Value	Value
Other Assets & Liabilities, Net	63.5%
U.S. Treasury Securities	36.5%

C000193876
Shareholder Report [Line Items]
Fund Name				ABR 50/50 Volatility Fund
Class Name				Investor
Trading Symbol				ABRJX
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about the ABR 50/50 Volatility Fund for the period of August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the ABR 50/50 Volatility Fund for the period of August 1, 2024, to July 31, 2025. You can find additional information about the Fund at www.abrdynamicfunds.com/fund-documents/. You can also request this information by contacting us at (855) 422-4518.

Additional Information Phone Number				(855) 422-4518
Additional Information Website				www.abrdynamicfunds.com/fund-documents/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$272	2.75%

Expenses Paid, Amount				$ 272
Expense Ratio, Percent				2.75%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

During the Fund’s fiscal year that ended July 31, 2025, the S&P 500 Index increased 16.33% while volatility dropped 7.60% (measured by the SPVIXSTR Index, an index that measures the result of long exposure to VIX Index futures), and long-dated US Treasuries were down 4.20% (measured by the LT11TRUU Index, an index which measures the result of exposure to 20+ year US Treasuries). For the year, the Fund declined -1.64%.

There were relatively unusual interruptions in the trend toward higher equity prices during the fiscal year. The first was on August 5, 2024, in what has become known as the Yen carry trade unwind. The VIX Index – a measure of volatility on the S&P 500 – increased 136% over 3 days, from 16.36 to 38.57 in the span of the 3 days ending August 5. However, by August 14th, the VIX had already reversed back down below that initial level (to 16.19). August 5 marked the 3rd largest 1-day spike in the history of the VIX Index (65%) and the 2nd largest 1-day spike in the history of VIX futures (42.4%).

December 18, 2024, brought the second largest 1-day spike in the history of the VIX Index (74% from 15.87 to 27.62), although only the 32nd largest spike in VIX futures (16.6%). Once again, the turbulence was over nearly as soon as it began with the VIX Index reversing back down to 14.27 by December 24.

Early April 2025 was also very noteworthy, as a 2-day event. The “Liberation Day” tariff announcement brought the 3rd largest 2-day spike in the VIX Index (111% from 21.51 to 45.31) as well as the 3rd largest 2-day spike in VIX futures (50.2%). Yet again, the reversal back down in volatility was rapid. 3 days later, the S&P 500 rallied 9.52% in a single day, and the VIX Index was back below 25.00 by April 25.

Unusually large and rapid turning points generally present particularly unfavorable market conditions for a partially trend-following model. In each of these instances, especially April, the Fund’s systematic model shifted some of the Fund’s holdings toward long volatility exposure in preparation for a continued uptrend in volatility. However, no high volatility crashes materialized in the fiscal year, and each of these instances instead brought rapid reversals lower in volatility. The Fund’s model responded to the reversals lower in volatility in relatively quick fashion – shifting the holdings back to more typical exposure levels – mitigating some of the potential loss and resulting in only a small Fund decline in the unusual fiscal year. The mean reversion aspects of the Adviser’s short volatility model also served to mitigate some potential losses.

Performance Past Does Not Indicate Future [Text]				The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	InvestorClassFootnote Reference1	S&P 500® Index	FTSE 3-Month U.S. T-Bill Index
10/2/17	$10,000	$10,000	$10,000
10/31/17	$10,190	$10,194	$10,008
1/31/18	$10,229	$11,232	$10,038
4/30/18	$7,402	$10,583	$10,076
7/31/18	$7,866	$11,310	$10,123
10/31/18	$6,836	$10,943	$10,175
1/31/19	$6,715	$10,972	$10,235
4/30/19	$7,591	$12,011	$10,296
7/31/19	$8,580	$12,214	$10,359
10/31/19	$9,826	$12,510	$10,414
1/31/20	$10,191	$13,351	$10,458
4/30/20	$8,939	$12,115	$10,493
7/31/20	$8,715	$13,674	$10,500
10/31/20	$7,773	$13,725	$10,503
1/31/21	$9,311	$15,653	$10,506
4/30/21	$12,001	$17,686	$10,507
7/31/21	$13,092	$18,658	$10,508
10/31/21	$14,431	$19,615	$10,509
1/31/22	$13,210	$19,299	$10,510
4/30/22	$10,250	$17,723	$10,516
7/31/22	$9,875	$17,792	$10,539
10/31/22	$9,144	$16,749	$10,601
1/31/23	$11,149	$17,714	$10,707
4/30/23	$11,580	$18,195	$10,830
7/31/23	$12,704	$20,108	$10,972
10/31/23	$11,374	$18,448	$11,125
1/31/24	$13,416	$21,401	$11,281
4/30/24	$13,435	$22,319	$11,434
7/31/24	$14,541	$24,561	$11,592
10/31/24	$13,885	$25,461	$11,747
1/31/25	$15,711	$27,046	$11,886
4/30/25	$11,595	$25,019	$12,013
7/31/25	$14,302	$28,573	$12,146

Average Annual Return [Table Text Block]
	One Year	Five Year	Since Inception 10/2/17
Investor ClassFootnote Reference1	-1.64%	10.41%	4.68%
S&P 500® Index	16.33%	15.88%	14.35%
FTSE 3-Month U.S. T-Bill Index	4.78%	2.96%	2.52%

Performance Inception Date			Oct. 11, 2017	Oct. 02, 2017
No Deduction of Taxes [Text Block]				The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]				Effective July 30, 2024, the Fund changed its primary benchmark index from the FTSE 3-Month U.S. T-Bill Index to the S&P 500® Index due to regulatory requirements. The Fund retained the FTSE 3-Month U.S. T-Bill Index as a secondary benchmark because the FTSE 3-Month U.S. T-Bill Index more closely aligns with typical points of comparison for alternative investments. The Fund does not seek to replicate the performance of any specific index. The indices included in this report are not necessarily representative of the Fund’s investment strategy or objectives. The Fund’s investment decisions are based on its unique investment approach and goals, which may differ significantly from those of indices used for comparison.
Prior Market Index Comparison [Text Block]				The Fund retained the FTSE 3-Month U.S. T-Bill Index as a secondary benchmark
Updated Performance Information Location [Text Block]
AssetsNet				$ 37,310,251
Holdings Count | Holding				6
Advisory Fees Paid, Amount				$ 869,171
InvestmentCompanyPortfolioTurnover				1292.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$37,310,251
# of Portfolio Holdings	6
Portfolio Turnover Rate	1292%
Investment Advisory Fees (Net of fees waived)	$869,171

Holdings [Text Block]

Asset Class Weightings

(% total net investments)

Value	Value
Other Assets & Liabilities, Net	63.5%
U.S. Treasury Securities	36.5%

C000220967
Shareholder Report [Line Items]
Fund Name				ABR 75/25 Volatility Fund
Class Name				Institutional
Trading Symbol				VOLSX
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about the ABR 75/25 Volatility Fund for the period of August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the ABR 75/25 Volatility Fund for the period of August 1, 2024, to July 31, 2025. You can find additional information about the Fund at www.abrdynamicfunds.com/fund-documents/. You can also request this information by contacting us at (855) 422-4518.

Additional Information Phone Number				(855) 422-4518
Additional Information Website				www.abrdynamicfunds.com/fund-documents/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$175	1.75%

Expenses Paid, Amount				$ 175
Expense Ratio, Percent				1.75%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

During the Fund’s fiscal year that ended July 31, 2025, the S&P 500 Index increased 16.33% while volatility dropped 7.60% (measured by the SPVIXSTR Index, an index that measures the result of long exposure to VIX Index futures), and long-dated US Treasuries were down 4.20% (measured by the LT11TRUU Index, an index which measures the result of exposure to 20+ year US Treasuries). For the year, the Fund declined -0.91%.

There were relatively unusual interruptions in the trend toward higher equity prices during the fiscal year. The first was on August 5, 2024, in what has become known as the Yen carry trade unwind. The VIX Index – a measure of volatility on the S&P 500 – increased 136% over 3 days, from 16.36 to 38.57 in the span of the 3 days ending August 5. However, by August 14th, the VIX had already reversed back down below that initial level (to 16.19). August 5 marked the 3rd largest 1-day spike in the history of the VIX Index (65%) and the 2nd largest 1-day spike in the history of VIX futures (42.4%).

December 18, 2024, brought the second largest 1-day spike in the history of the VIX Index (74% from 15.87 to 27.62), although only the 32nd largest spike in VIX futures (16.6%). Once again, the turbulence was over nearly as soon as it began with the VIX Index reversing back down to 14.27 by December 24.

Early April 2025 was also very noteworthy, as a 2-day event. The “Liberation Day” tariff announcement brought the 3rd largest 2-day spike in the VIX Index (111% from 21.51 to 45.31) as well as the 3rd largest 2-day spike in VIX futures (50.2%). Yet again, the reversal back down in volatility was rapid. 3 days later, the S&P 500 rallied 9.52% in a single day, and the VIX Index was back below 25.00 by April 25.

Unusually large and rapid turning points generally present particularly unfavorable market conditions for a primarily trend-following model. In each of these instances, especially April, the Fund’s systematic model shifted some of the Fund’s holdings toward long volatility exposure in preparation for a continued uptrend in volatility. However, no high volatility crashes materialized in the fiscal year, and each of these instances instead brought rapid reversals lower in volatility. The Fund’s model responded to the reversals lower in volatility in relatively quick fashion – shifting the holdings back to more typical exposure levels – mitigating some of the potential loss and resulting in only a small Fund decline in the unusual fiscal year. The mean reversion aspects of the Adviser’s short volatility model also served to mitigate some potential losses.

Performance Past Does Not Indicate Future [Text]				The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	Institutional Class	S&P 500® Index	FTSE 3-Month U.S. T-Bill Index
8/03/20	$10,000	$10,000	$10,000
10/31/20	$9,010	$9,965	$10,003
1/31/21	$9,540	$11,365	$10,005
4/30/21	$11,260	$12,841	$10,007
7/31/21	$11,790	$13,547	$10,007
10/31/21	$12,600	$14,242	$10,008
1/31/22	$12,117	$14,012	$10,010
4/30/22	$10,231	$12,868	$10,015
7/31/22	$9,682	$12,918	$10,037
10/31/22	$9,097	$12,161	$10,096
1/31/23	$10,088	$12,861	$10,197
4/30/23	$10,219	$13,211	$10,314
7/31/23	$11,126	$14,600	$10,449
10/31/23	$9,920	$13,395	$10,595
1/31/24	$11,457	$15,539	$10,744
4/30/24	$11,541	$16,205	$10,889
7/31/24	$12,439	$17,833	$11,040
10/31/24	$12,439	$18,487	$11,187
1/31/25	$13,452	$19,637	$11,319
4/30/25	$10,478	$18,165	$11,441
7/31/25	$12,326	$20,746	$11,568

Average Annual Return [Table Text Block]
	One Year	Since Inception 08/3/20
Institutional Class	-0.91%	4.28%
S&P 500® Index	16.33%	15.74%
FTSE 3-Month U.S. T-Bill Index	4.78%	2.96%

Performance Inception Date				Aug. 03, 2020
No Deduction of Taxes [Text Block]				The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]				Effective July 30, 2024, the Fund changed its primary benchmark index from the FTSE 3-Month U.S. T-Bill Index to the S&P 500® Index due to regulatory requirements. The Fund retained the FTSE 3-Month U.S. T-Bill Index as a secondary benchmark because the FTSE 3-Month U.S. T-Bill Index more closely aligns with typical points of comparison for alternative investments. The Fund does not seek to replicate the performance of any specific index. The indices included in this report are not necessarily representative of the Fund’s investment strategy or objectives. The Fund’s investment decisions are based on its unique investment approach and goals, which may differ significantly from those of indices used for comparison.
Prior Market Index Comparison [Text Block]				The Fund retained the FTSE 3-Month U.S. T-Bill Index as a secondary benchmark
Updated Performance Information Location [Text Block]
AssetsNet				$ 144,473,298
Holdings Count | Holding				6
Advisory Fees Paid, Amount				$ 3,656,392
InvestmentCompanyPortfolioTurnover				1309.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$144,473,298
# of Portfolio Holdings	6
Portfolio Turnover Rate	1309%
Investment Advisory Fees (Net of fees waived)	$3,656,392

Holdings [Text Block]

Asset Class Weightings

(% total net investments)

Value	Value
Other Assets & Liabilities, Net	81.8%
U.S. Treasury Securities	18.2%

C000220968
Shareholder Report [Line Items]
Fund Name				ABR 75/25 Volatility Fund
Class Name				Investor
Trading Symbol				VOLJX
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about the ABR 75/25 Volatility Fund for the period of August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the ABR 75/25 Volatility Fund for the period of August 1, 2024, to July 31, 2025. You can find additional information about the Fund at www.abrdynamicfunds.com/fund-documents/. You can also request this information by contacting us at (855) 422-4518.

Additional Information Phone Number				(855) 422-4518
Additional Information Website				www.abrdynamicfunds.com/fund-documents/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$199	2.00%

Expenses Paid, Amount				$ 199
Expense Ratio, Percent				2.00%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

During the Fund’s fiscal year that ended July 31, 2025, the S&P 500 Index increased 16.33% while volatility dropped 7.60% (measured by the SPVIXSTR Index, an index that measures the result of long exposure to VIX Index futures), and long-dated US Treasuries were down 4.20% (measured by the LT11TRUU Index, an index which measures the result of exposure to 20+ year US Treasuries). For the year, the Fund declined -1.20%.

There were relatively unusual interruptions in the trend toward higher equity prices during the fiscal year. The first was on August 5, 2024, in what has become known as the Yen carry trade unwind. The VIX Index – a measure of volatility on the S&P 500 – increased 136% over 3 days, from 16.36 to 38.57 in the span of the 3 days ending August 5. However, by August 14th, the VIX had already reversed back down below that initial level (to 16.19). August 5 marked the 3rd largest 1-day spike in the history of the VIX Index (65%) and the 2nd largest 1-day spike in the history of VIX futures (42.4%).

December 18, 2024, brought the second largest 1-day spike in the history of the VIX Index (74% from 15.87 to 27.62), although only the 32nd largest spike in VIX futures (16.6%). Once again, the turbulence was over nearly as soon as it began with the VIX Index reversing back down to 14.27 by December 24.

Early April 2025 was also very noteworthy, as a 2-day event. The “Liberation Day” tariff announcement brought the 3rd largest 2-day spike in the VIX Index (111% from 21.51 to 45.31) as well as the 3rd largest 2-day spike in VIX futures (50.2%). Yet again, the reversal back down in volatility was rapid. 3 days later, the S&P 500 rallied 9.52% in a single day, and the VIX Index was back below 25.00 by April 25.

Unusually large and rapid turning points generally present particularly unfavorable market conditions for a primarily trend-following model. In each of these instances, especially April, the Fund’s systematic model shifted some of the Fund’s holdings toward long volatility exposure in preparation for a continued uptrend in volatility. However, no high volatility crashes materialized in the fiscal year, and each of these instances instead brought rapid reversals lower in volatility. The Fund’s model responded to the reversals lower in volatility in relatively quick fashion – shifting the holdings back to more typical exposure levels – mitigating some of the potential loss and resulting in only a small Fund decline in the unusual fiscal year. The mean reversion aspects of the Adviser’s short volatility model also served to mitigate some potential losses.

Performance Past Does Not Indicate Future [Text]				The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	InvestorClassFootnote Reference1	S&P 500® Index	FTSE 3-Month U.S. T-Bill Index
8/03/20	$10,000	$10,000	$10,000
10/31/20	$9,000	$9,965	$10,003
1/31/21	$9,520	$11,365	$10,005
4/30/21	$11,230	$12,841	$10,007
7/31/21	$11,750	$13,547	$10,007
10/31/21	$12,560	$14,242	$10,008
1/31/22	$12,067	$14,012	$10,010
4/30/22	$10,179	$12,868	$10,015
7/31/22	$9,618	$12,918	$10,037
10/31/22	$9,032	$12,161	$10,096
1/31/23	$10,012	$12,861	$10,197
4/30/23	$10,143	$13,211	$10,314
7/31/23	$11,027	$14,600	$10,449
10/31/23	$9,833	$13,395	$10,595
1/31/24	$11,340	$15,539	$10,744
4/30/24	$11,424	$16,205	$10,889
7/31/24	$12,309	$17,833	$11,040
10/31/24	$12,309	$18,487	$11,187
1/31/25	$13,295	$19,637	$11,319
4/30/25	$10,346	$18,165	$11,441
7/31/25	$12,161	$20,746	$11,568

Average Annual Return [Table Text Block]
	One Year	Since Inception 08/3/20
Investor ClassFootnote Reference1	-1.20%	4.00%
S&P 500® Index	16.33%	15.74%
FTSE 3-Month U.S. T-Bill Index	4.78%	2.96%

Performance Inception Date	Aug. 05, 2020			Aug. 03, 2020
No Deduction of Taxes [Text Block]				The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]				Effective July 30, 2024, the Fund changed its primary benchmark index from the FTSE 3-Month U.S. T-Bill Index to the S&P 500® Index due to regulatory requirements. The Fund retained the FTSE 3-Month U.S. T-Bill Index as a secondary benchmark because the FTSE 3-Month U.S. T-Bill Index more closely aligns with typical points of comparison for alternative investments. The Fund does not seek to replicate the performance of any specific index. The indices included in this report are not necessarily representative of the Fund’s investment strategy or objectives. The Fund’s investment decisions are based on its unique investment approach and goals, which may differ significantly from those of indices used for comparison.
Prior Market Index Comparison [Text Block]				The Fund retained the FTSE 3-Month U.S. T-Bill Index as a secondary benchmark
Updated Performance Information Location [Text Block]
AssetsNet				$ 144,473,298
Holdings Count | Holding				6
Advisory Fees Paid, Amount				$ 3,656,392
InvestmentCompanyPortfolioTurnover				1309.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$144,473,298
# of Portfolio Holdings	6
Portfolio Turnover Rate	1309%
Investment Advisory Fees (Net of fees waived)	$3,656,392

Holdings [Text Block]

Asset Class Weightings

(% total net investments)

Value	Value
Other Assets & Liabilities, Net	81.8%
U.S. Treasury Securities	18.2%